Victory CEMP Market Neutral Income Fund
Victory CEMP Market Neutral Income Fund
Investment Objective
The Fund's objective is high current income.
Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional, in Investing with Victory on page 13 and in Appendix A - Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries of the Fund's Prospectus. You may also find information about these discounts in Additional Purchase, Exchange and Redemption Information on page 35 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Victory CEMP Market Neutral Income Fund	Class A		Class C		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	none	[1]	1.00%	[2]	none
[1]	A contingent deferred sales charge of 0.75% may be imposed on Class A shares purchased as part of an investment of $1,000,000 or more that were not subject to an initial sales charge and that are redeemed within 12 months of purchase. See Choosing a Share Class in the Prospectus.
[2]	Applies to shares sold within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Victory CEMP Market Neutral Income Fund		Class A	Class C	Class I
Management Fees		0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.40%	1.40%	0.53%
Total Annual Fund Operating Expenses		1.25%	3.00%	1.13%
Fee Waivers and Expense Reimbursement	[1]	(0.35%)	(1.35%)	(0.48%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	[1]	0.90%	1.65%	0.65%
[1]	Victory Capital Management Inc., the Fund's investment adviser, ("Adviser") has contractually agreed to waive its management fee and/or reimburse expenses through at least October 31, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 0.90%, 1.65% and 0.65% of the Fund's Class A, Class C and Class I shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it or by the Fund's predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) recoupment. This agreement may only be terminated by the Fund's Board of Trustees.

Example:

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The amounts shown reflect the fee waiver/expense reimbursement in place through the expiration date. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Victory CEMP Market Neutral Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	662	916	1,190	1,970
Class C	268	800	1,458	3,222
Class I	66	311	576	1,332

The following example makes the same assumptions as the example above, except that it assumes you do not sell your Class C shares at the end of the period.
Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Victory CEMP Market Neutral Income Fund | Class C | USD ($)	168	800	1,458	3,222

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover will generally indicate higher transaction costs, resulting in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 63% of the average value of its portfolio.

Principal Investment Strategy

The Fund seeks to achieve its investment objective by implementing a proprietary, rules-based “market neutral” investment strategy designed to seek income from its investments while maintaining a low correlation to the foreign and domestic equity and bond markets.

The Fund uses a multi-strategy approach. First, it seeks income from long positions in foreign and domestic dividend producing equity securities of any market capitalization size that are included in one of the unmanaged, volatility weighted indexes created by the Adviser (the “CEMP Indexes”), in particular the High-Dividend CEMP Indexes, which are dividend-focused CEMP Indexes comprised of the highest dividend yielding stocks in different asset classes. The allocation to each CEMP High Dividend Index is equally weighted. Second, the Fund seeks to offset market risk by shorting an equal amount of high-correlating equity futures contracts, such as the S&P 500®, Russell 2000® or MSCI EAFE and Emerging Markets indexes, or ETFs that track such indices.

The Fund may also seek to offset the impact of changing relative values of the Fund's long positions and its short positions in equity index futures positions. The Fund may produce additional income by employing a rules-based strategy selling put or call options on the S&P 500 Index, investing long in futures positions in the NASDAQ 100 Index and short futures positions in the S&P 500 Index, long or short futures positions in the CBOE Volatility Index, or VIX (an index widely used as a measure of market risk), as well as other equity and bond futures or by using options strategies the Adviser deems appropriate and necessary.

As a result of its investment strategy, the Fund may experience annual portfolio turnover in excess of 100%.

As an alternative to investing directly in the equity securities included in the CEMP Indexes, the Fund can invest in them indirectly by investing in one or more investment companies (including exchange-traded funds (“ETFs”)) advised by the Adviser that are designed to track the CEMP Indexes

Principal Risks

The Fund's investments are subject to the following principal risks:

  Equity Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected. Price changes may be temporary or last for extended periods.
  Foreign Risk. Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. The Fund's net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.
  Futures Contracts Risk. The Fund's use of futures contracts exposes the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not be perfect substitutes for securities.
  Hedging Risk. Hedging is a strategy in which the Fund uses a derivative to offset the risks associated with other Fund holdings. There can be no assurance that the Fund's hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The Fund is not required to use hedging and may choose not to do so.
  Investment Company Risk. Other investment companies in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. An investment company may not achieve its investment objective.
  Leverage Risk. Using futures contracts to increase the Fund's combined long and short exposure creates leverage, which can magnify the Fund's potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund's share price.
  Management Risk. The Adviser may not execute the Fund's principal investment strategy effectively.
  Put Option Risk. When the Fund purchases a put option on a security or index it may lose the entire premium paid if the underlying security or index does not decrease in value. The Fund is also exposed to default by the option writer who may be unwilling or unable to perform its contractual obligations to the Fund.
  Portfolio Turnover Risk. Higher portfolio turnover ratios resulting from additional purchases and sales of portfolio securities may result in higher transaction costs and Fund expenses and will generally result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.
  Sold Options/Short Position Risk. The Fund will incur a loss as a result of a sold option or a short position if the price of the sold option or short position instrument increases in value between the date the Fund sells the position and the date on which the Fund purchases an offsetting position. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the Adviser's ability to accurately anticipate the future value of a security or instrument. The Fund's losses are potentially unlimited in a short position transaction.
  Smaller Capitalization Stock Risk. The earnings and prospects of small and mid-sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Smaller-sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.
  Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic and international economic growth and market conditions, interest rate levels and political events affect the securities markets.

You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Investment Performance

The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A, C and I shares of the Fund, including applicable maximum sales charges, compare to those of a broad measure of market performance. Performance data for the classes varies based on differences in their fee and expense structures. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com.

Calendar Year Returns for Class A Shares (Applicable sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.)

The year-to-date total return of the Fund's Class A shares as of September 30, 2017 was 5.10%.
Highest Quarter	3.27% (quarter ended March 31, 2016)
Lowest Quarter	-2.20% (quarter ended June 30, 2013)

Average Annual Total Returns (For the Periods Ended December 31, 2016)
Average Annual Returns - Victory CEMP Market Neutral Income Fund	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	(2.01%)	(1.01%)	Nov. 20, 2012
Class C	2.21%	(0.33%)	Nov. 20, 2012
Class I	4.23%	0.71%	Nov. 20, 2012
After Taxes on Distributions | Class A	(2.64%)	(1.65%)
After Taxes on Distributions and Sale of Fund Shares | Class A	(0.63%)	(0.88%)
Citigroup 3 Month U.S. Treasury Bill Index reflects no deduction for fees, expenses or taxes	0.27%	0.10%	Nov. 20, 2012

After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class. The after-tax returns for other classes will vary.